Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

Subsequent to September 30, 2017, the Company sold Units under The August 2017 Convertible Note Offering for gross proceeds of $1,954,918. In addition, $659,112 of the Company’s short term debt along with accrued but unpaid interest of $24,876 was converted. As additional consideration for entering in the private placement offering, the investors were granted a total of 13,070,148 warrants to purchase common stock. As part of the transaction, the Company incurred placement agent fees of $66,574. In addition, the placement agent was granted a total of 579,969 warrants to purchase common stock at an exercise price of $0.2.

On October 24, 2017, the Company entered into a Settlement Agreement (the “Settlement Agreement”) by and among the Company and Alpha Capital Anstalt (“Alpha Capital”) to resolve a dispute related to Alpha Capital’s claims brought against the Company on September 13, 2017 in United States District Court, Southern District of New York, for the alleged failure to honor a conversion notice submitted by Alpha Capital whereby Alpha Capital believed it was to be issued a certain amount of the Company’s Common Stock for its conversion of the Company’s Series A Cumulative Convertible Preferred Stock (the “Dispute”). Pursuant to the Settlement Agreement, the Company agreed to pay Alpha Capital $150,000. In November 2017, the Company fulfilled is settlement obligation by paying Alpha Capital a total of $150,000. Upon receipt of the payments, Alpha Capital no longer has any rights under the Series A Cumulative Convertible Preferred Stock. The payments to Alpha Capital represents the settlement of the Dispute and all of the claims related to such have been dismissed.

Note 12 - Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported.

Private Placement Offering:

On February 22, 2017, the Company  conducted the initial closing (the “Initial Closing”) of a private placement offering (the “Offering”) of the Company’s securities by entering into a subscription agreement (the “Subscription Agreement”) for gross proceeds of $140,605.

On March 17, 2017, the Company conducted the final closing of the Offering by entering into Subscription Agreements with eight accredited investors for additional gross proceeds of $775,980. In the aggregate, the Company entered into Subscription Agreements offering up to $1,000,000 of face value in secured promissory notes with an original issue discount of six percent (6%) and warrants to purchase the Company’s common stock. Pursuant to the Subscription Agreements, the Company issued $975,511 aggregate principal amount of the Notes due on September 1, 2017 and warrants to purchase shares of the Company’s common stock for aggregate gross proceeds of $916,585.

The Notes are convertible into shares of the Company’s common stock at the time of Company’s next round of financing (the “Subsequent Offering”) at a price equal to eighty-five percent (85%) of the price per share offered in the Subsequent Offering (the “Conversion Price”). The Warrants have a five-year term. Investors received Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) Investors purchasing at least $100,000 but less than $150,000 of the Offering received a Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) Investors purchasing less than $100,000 of the Offering received to a Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering. The Warrants entitle the holder to purchase shares of the Company’s common stock at $0.20 per share (the “Exercise Price”).

The Conversion Price and the Exercise Price are subject to adjustments for issuances of (i) the Company’s common stock, (ii) any equity linked instruments or (iii) securities convertible into the Company’s common stock, at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustments shall result in the Conversion Price or Exercise Price being reduced to such lower purchase price, as described in the Notes and Warrants.

Issuance of Related Party Notes:

On January 25, 2017, the Company issued a related party an unsecured convertible promissory note in the amount fo $50,000.  The Note matures on April 14, 2017 and bears interest at 10%.  The Note is convertible at a rate of $0.30.

On January 26, 2017, The Company issued a related party an unsecured promissory note in the amount of $50,000.  The Note matures on November 22, 2017 and bears interest at a rate of 10%.

On February 7, 2017, the Company issued a related party an unsecured promissory note in the amount of $10,000.  The Note matures on February 7, 2018 and bears interest at a rate of 10%.